BALANCE SHEETS (Parenthetical) - USD ($)	Feb. 28, 2015	Aug. 31, 2014	Aug. 31, 2013
Current Assets:
Fixtures and Equipment, net of accumulated depreciation of $964 at February 28, 2015 and $413 at August 31, 2014	$ 964	$ 413	$ 0
Ingredient Specifications, Branding, and Other Intangible Assets, net of accumulated amortization of $859,287 at February 28 2015, and zero at August 31, 2014	$ 859,287	$ 0
Current Liabilities:
Senior Secured Convertible Debenture	12.00%	12.00%	0.00%
Stockholders' Equity
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	11,486,670	10,880,796	9,770,000
Common stock, shares outstanding	11,486,670	10,880,796	9,770,000